DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2019	2020	2020
		RUB	RUB	$
Foreign exchange contracts	Other non-current assets	14	—	—
Total derivative assets		14	—	—
Foreign exchange contracts	Other accrued liabilities	1	—	—
Total derivative liabilities		1	—	—